Mining Concession Asset (Tables)	12 Months Ended
Dec. 31, 2025
Mining Concession Asset [Abstract]
Schedule of Mining Concession Assets

Mining concession asset consists of the following:

As at	December 31, 2025	December 31, 2024
	$	$
Opening balance	–	–
Addition: Original acquisition cost – First Guayabales Option (a)	9,833,334	–
Addition: Environmental remediation – First Guayabales Option (b)	1,857,509	–
Addition: Original acquisition cost – Other mining concessions (c)	750,000	–
Fair value adjustment – Acquisition cost – First Guayabales Option	(504,403)	–
Fair value adjustment – Provision for environmental remediation	(268,138)
Fair value adjustment – Acquisition cost - Other mining concessions	(46,599)	–
	11,621,703	–